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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6/30/2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT
                 GROUP, LLC)
                 ---------------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ---------------------------------------------------------

                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Angela Newhouse          Chicago, Illinois     8/8/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          18
                                        --------------------

Form 13F Information Table Value Total:      $3,652,770
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ------------------------ ---------- ---------- ----------------------
                                                      VALUE      SHRS OR   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED NONE
------------------------- ---------------- --------- -------- ----------- ----- ------ ---------- ---------- ---------- ------ ----
AETNA INC NEW                   COM        00817Y108     3,588     88,538   SH            SOLE                   88,538
AMERICAN INTL GROUP INC         COM        026874107     1,869     70,657   SH            SOLE                   70,657
BAXTER INTL INC                 COM        071813109       307      4,800   SH            SOLE                    4,800
BOEING CO                       COM        097023105       295      4,494   SH            SOLE                    4,494
DEVON ENERGY CORP NEW           COM        25179M103       697      5,800   SH            SOLE                    5,800
FISERV INC                      COM        337738108     2,039     44,950   SH            SOLE                   44,950
GENERAL DYNAMICS CORP           COM        369550108 2,808,034 33,349,563   SH            SOLE               33,349,563
GENERAL ELECTRIC CO             COM        369604103       697     26,097   SH            SOLE                   26,097
HONEYWELL INTL INC              COM        438516106       201      4,000   SH            SOLE                    4,000
HOSPIRA INC                     COM        441060100     1,003     25,000   SH            SOLE                   25,000
JP MORGAN CHASE & CO            COM        46625H100     6,762    197,107   SH            SOLE                  197,107
LABORATORY CORP AMER HLDGS      COM NEW    50540R409   450,690  6,472,643   SH            SOLE                6,472,643
MEDIS TECHNOLOGIES LTD          COM        58500P107     8,012  2,370,285   SH            SOLE                2,370,285
MICROSOFT CORP                  COM        594918104     2,844    103,415   SH            SOLE                  103,415
MOODYS CORP                     COM        615369105   362,623 10,529,135   SH            SOLE               10,529,135
PETSMART INC                    COM        716768106     2,149    107,736   SH            SOLE                  107,736
PROCTER & GAMBLE CO             COM        742718109       265      4,352   SH            SOLE                    4,352
US BANCORP DEL                  COM NEW    902973304       695     24,898   SH            SOLE                   24,898

                                                     3,652,770 53,433,470                                    53,433,470